Equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
EQUITY

NOTE 10:- EQUITY

Reverse Share Split

On June 24, 2024, the Company announced its intent to effect a one-for-twenty one (1-for-21) reverse share split (the “Reverse Share Split”) of the Company’s issued and outstanding ordinary shares, no par value per share (the “Ordinary Shares”), which became effective at the market open on July 3, 2025. The Reverse Share Split was approved by the Company’s shareholders at the Company’s Annual General Meeting of Shareholders held on October 23, 2024, to be effected at the board of directors’ discretion within the approved parameters.

a.	Composition of share capital as of June 30, 2025, June 30, 2024, and December 31, 2024:

	June 30, 2025		December 31, 2024		June 30, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares, no par value	75,000,000	534,605	75,000,000	515,640	75,000,000	170,767

b.	Changes in share capital:

Issued and outstanding share capital:

Number of ordinary shares
Balance at January 1, 2025	515,640

Shares issued to consultants in respect of exercised Restricted Share Units (“RSUs”) (Note 10e)	18,929

Rounding shares	36

Balance at June 30, 2025	534,605
c.	Rights attached to shares:

Voting rights at shareholders meetings, right to dividends, rights upon liquidation of the Company and right to nominate the directors in the Company.

d.	Capital management in the Company:

The Company’s capital management objectives are to preserve the Company’s ability to ensure business continuity thereby creating a return for the shareholders, investors and other interested parties. The Company is not under any minimal equity requirements nor is it required to attain a certain level of capital return.

e.	Additional issuance of Ordinary Shares:

On April 1, 2025, the Company issued 18,929 Ordinary Shares in respect of fully vested and exercised RSUs issued previously.

f.	June 2022 Financing Round (see also note 8)

On June 1, 2022, the Company completed the June 2022 Private Placement with an investor for gross proceeds of $10,210, providing for the issuance of an aggregate of 6,495 units and pre-funded units, as follows: (a) 614 units at a price of $1,572.48 per unit, each consisting of (i) one Ordinary Share of the Company, and (ii) two warrants each to purchase one Ordinary Share (the “June 2022 Warrants”), and (b) 5,881 pre-funded units at a price of $1,539.174 per unit, each consisting of (i) one pre-funded warrant to purchase one Ordinary Share and (ii) two June 2022 Warrants.

The June 2022 Warrants have an exercise price of $1,435.98 per Ordinary Share. The June 2022 Warrants were exercisable upon issuance and will expire seven years from the date of issuance.

The June 2022 Warrants are classified as current warrant liability in the Company’s balance sheet, as they are exercisable at any given time.

During the six-month period ended June 30, 2025, and the year ended December 31, 2024, there were no exercises of the June 2022 Warrants.

h.	August 2023 Financing Round

On August 14, 2023, the Company closed an underwritten public offering (the “2023 Public Offering”) of 10,119 Ordinary Shares, at a purchase price of $109.20 per Ordinary Share, and pre-funded warrants to purchase up to 1,786 Ordinary Shares at a purchase price of $108.654 per pre-funded warrant, for aggregate gross proceeds of approximately $1,300, pursuant to an underwriting agreement between the Company and Aegis Capital Corp, the underwriter in the 2023 Public Offering, dated August 10, 2023. Pursuant to the terms of the underwriting agreement, the Company also granted the underwriter a 45-day option to purchase up to an additional 1,786 Ordinary Shares solely to cover over-allotments. This 45-day option was not exercised.

i.	October 2023 Financing Round

On October 13, 2023, the Company announced the closing of a private placement with an institutional investor with gross cash proceeds to the Company of approximately $5,026, before deducting fees related to the placement agent and other offering expenses payable by the Company.

In connection with the private placement, the Company issued an aggregate of 91,910 units, each unit consisting of two pre-funded warrants (the “October 2023 Warrants”). The October 2023 Warrants have an exercise price of $0.021, are immediately exercisable upon issuance and have a term of five years from the date of issuance.

During the six-month period ended June 30, 2025, there were no exercises of the October 2023 Warrants.

During the six-month period ended June 30, 2025, 90,148 Ordinary Shares were issued with respect to exercises of the October 2023 Warrants.

j.	January 2024 Standby Equity Purchase Agreement

On January 21, 2024, the Company entered into a Standby Equity Purchase Agreement (“SEPA”), as amended on February 26, 2024, with YA II PN, LTD (“YA”), which provided for the sale of up to $20,000 of the Company’s Ordinary Shares (the “Advance Shares”). As of June 30, 2025, of the $20,000 eligible to be sold pursuant to the SEPA (the “Commitment Amount”), the Company has sold 273,466 Ordinary Shares for total proceeds of $6,255. The Advance Shares to be purchased or purchased by YA pursuant to the SEPA are for a share price of 97% of the market price, which is defined as the lowest daily volume weighted average price of the Company’s Ordinary Shares during the three consecutive trading days commencing on the trading day immediately following the delivery of an advance notice to YA.

In connection with the SEPA, the Company may request pre-paid advances of the Commitment Amount, in an amount up to $5,000 (each a “Pre-Paid Advance”). Each Pre-Paid Advance will be evidenced by a promissory note (each a “Promissory Note”). Each Promissory Note will fully mature 24 months following its issuance and shall accrue interest on the outstanding principal balance thereon at a rate of 5% per annum, increasing to 18% per annum upon an Event of Default (as defined in the Promissory Note). Beginning 150 days after the issuance of a Promissory Note, the Company shall pay to YA a monthly installment payment of 10% of the original principal amount of the Promissory Note and accrued interest, payable in cash or by submitting an advance notice, where YA will offset the amount due to be paid to the Company under such notice against an equal amount of the monthly installment amount, at the Company’s option. If the Company elects to pay in cash, the installment amount shall also include a payment premium in the amount of 5% of the principal amount of the installment payment. The Promissory Note contains the Company’s customary representations and warranties and events of default.

In addition, pursuant to the SEPA, the Company issued to YA an aggregate of 2,633 of its Ordinary Shares, in satisfaction of payment of the commitment fee of $200.

YA will pay all brokerage fees and commissions and similar expenses in connection with the offer and sale of Ordinary Shares by YA pursuant to the SEPA. The Company will pay the expenses (except brokerage fees and commissions and similar expenses) incurred and register pursuant to the Securities Act of 1933, as amended, the offer and sale of the Ordinary Shares pursuant to the SEPA by YA.